SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
Stock Options
Schedule of share option activities

The following table summarizes the Group’s share option activities with its employees and directors:

				Weighted-Average
				Remaining
	Number of	Weighted-Average		Contractual Term	Aggregate
	Options	Exercise Price		(years)	Intrinsic Value

Outstanding as of January 1, 2019	50,000	US$	0.93	4.07	Nil
Granted	—		—	—	Nil
Exercised	—		—	—	Nil
Forfeited	—		—	—	Nil
Outstanding as of December 31, 2019	50,000	US$	0.93	3.07	Nil
Vested and expected to vest as of December 31, 2019	50,000	US$	0.93	3.07	Nil
Exercisable as of December 31, 2019	50,000	US$	0.93	3.07	Nil

Schedule of fair value of options valuation assumptions

The fair value of the share options were measured on the respective grant dates based on the Black-Scholes option pricing model, with below assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield:

Risk-free interest rate		2.19%
Expected life (years)		2.93
Expected dividend yield		0.00%
Volatility		78.55%
Fair value of options at grant date	US$	0.51

Performance conditions
Schedule of share option activities

The following table summarizes the share option activities subject to performance condition:

				Weighted-Average
				Remaining
	Number of	Weighted-Average		Contractual Term	Aggregate Intrinsic
	Options	Exercise Price		(years)	Value

Outstanding as of January 1, 2019	2,000,000	US$	1.86	2.06	Nil
Granted	—		—	—	Nil
Exercised	—		—	—	Nil
Forfeited	(1,000,000)	US$	0.93	—	Nil
Outstanding as of December 31, 2019	1,000,000	US$	0.93	3.07	Nil
Vested and expected to vest as of December 31, 2019	1,000,000	US$	0.93	3.07	Nil
Exercisable as of December 31, 2019	—		—	—	Nil

Schedule of fair value of options valuation assumptions

The fair value of the awards that are based on the performance condition was calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate		2.19%
Expected life (years)		2.93
Expected dividend yield		0.00%
Volatility		78.55%
Fair value of options at grant date	US$	0.51

Stock options and ordinary shares granted by Red 5
Schedule of share option activities

The following table summarizes the Red 5’s share option activities with its employees and directors for the year ended December 31, 2019:

				Weighted-Average
		Weighted-Average		Remaining
	Number of	Exercise Price per		Contractual Term	Aggregate
	Options	Option		(years)	Intrinsic Value

Outstanding as of January 1, 2019	5,111,250	US$	0.049	2.24	Nil
Granted	—		—	—	Nil
Exercised	—		—	—	Nil
Forfeited	—		—	—	Nil
Outstanding as of December 31, 2019	5,111,250	US$	0.049	1.24	Nil
Vested and expected to vest as of December 31, 2019	5,111,250	US$	0.049	1.24	Nil
Exercisable as of December 31, 2019	5,111,250	US$	0.049	1.24	Nil

Schedule of fair value of options valuation assumptions

Risk-free interest rate	0.78%
Expected life (years)	4.00
Expected dividend yield	0.00%
Volatility	45.70%

Options Cancelled and Accelerated Vested Under Service and Performance Condition
Schedule of fair value of options valuation assumptions

The fair value of the options canceled and accelerated vested under service and performance condition was measured on the modification date using Binomial Tree Pricing Model with the following assumptions:

Risk-free interest rate	1.16%‑1.62%
Expected life (years)	4.49‑5.00
Expected dividend yield	0.00%
Volatility	62%‑74%
Fair value of options at modification date	US$0.06‑US$0.31

Options Cancelled and Accelerated Vested Under Market Condition
Schedule of fair value of options valuation assumptions

The fair value of the options canceled and accelerated vested under market condition was measured on the modification date using the Monte Carlo Simulation model with the following assumptions:

Risk-free interest rate	1.52%
Expected life (years)	5.00
Expected dividend yield	0.00%
Volatility	72%
Fair value of options at modification date	US$0.18‑US$0.25